Share Capital (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Financing [Line Items]
Stock Repurchased Authorization	34,485,405
Shares repurchased and cancelled (in shares)	0	1,100,000
Repurchased Shares Price Per Share		$ 7.41
Shares Repurchased		$ 8.2
Dividends recognised as distributions to owners		35.1
Dividends paid	$ (35.3)	$ (35.1)
Top of range
Equity Financing [Line Items]
Discount rate on prevailing market price from treasury	5.00%
Restricted share units ("RSU")
Equity Financing [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 14.07	$ 9.66
Deferred share units ("DSU")
Equity Financing [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	14.35	9.67
Performance share units ("PSU")
Equity Financing [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 14.10	$ 9.65
SHARE CAPITAL
Equity Financing [Line Items]
Shares repurchased and cancelled (in shares)		1,100,000
Issuance of shares related to Manitou acquisition (note 8)	$ 13.4	$ 0.0
Dividend reinvestment plan and share purchase plan (in shares)	353,084	527,770
DRIP (ii)	$ 4.1	$ 4.1
Dividends recognised as distributions to owners		$ 4.1
Shares issued through share purchase plan (in shares)	469,566	373,806
DEFICIT
Equity Financing [Line Items]
Dividends recognised as distributions to owners	$ 39.4	$ 39.2